Borrowings - Borrowings by Interest Rate (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 466,722	¥ 414,572
Bank loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.20%	3.43%
Corporate debentures [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.52%	3.39%
Medium-term notes [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.63%	3.68%
Other loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.80%	4.07%
Interest free [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 124	¥ 129
At fixed rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	250,297	208,876
At floating rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 216,301	¥ 205,567